CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) - CNY (¥) ¥ in Thousands	Ordinary Shares	Treasury stock	Additional Paid-in Capital	Statutory Reserves	Accumulated Other Comprehensive Loss	Accumulated Deficit	Non-controlling Interests	Total
Balance, Beginning at Dec. 31, 2021	¥ 1			¥ 5,278	¥ (930)	¥ (2,774,226)	¥ 3,905	¥ (2,765,972)
Balance, Beginning (Shares) at Dec. 31, 2021	1,218,621,800
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)
Net (loss)/income						(731,454)	333	(731,121)
Foreign currency translation adjustments					(50,980)			(50,980)
Share-based compensation and vesting of share-based awards						(4,914)		(4,914)
Accretion on convertible redeemable preferred shares to redemption value						(509,281)		(509,281)
Accretion of redeemable non-controlling interests						(4,227)		(4,227)
Balance, Ending at Dec. 31, 2022	¥ 1			5,278	(51,910)	(4,024,102)	4,238	(4,066,495)
Balance, Ending (Shares) at Dec. 31, 2022	1,218,621,800
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)
Net (loss)/income						(304,507)	(393)	(304,900)
Foreign currency translation adjustments					26,756			26,756
Share-based compensation and vesting of share-based awards			¥ 34,840					34,840
Accretion on convertible redeemable preferred shares to redemption value			(80,428)			(579,642)		(660,070)
Change on repurchase premium related to Shanghai Kunjun Material Technology Co.,Ltd						193		193
Extinguishment of Series F convertible redeemable preferred shares			272,426					272,426
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost			340,732					340,732
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost (Shares)	140,000,000
Automatic conversion of convertible preferred shares into ordinary shares upon IPO	¥ 3		7,570,414					7,570,417
Automatic conversion of convertible preferred shares into ordinary shares upon IPO (Shares)	4,262,869,164
Repurchase of non-controlling interests			1,365				¥ (3,845)	(2,480)
Appropriation to statutory reserve				735		(735)
Balance, Ending at Dec. 31, 2023	¥ 4		8,139,349	6,013	(25,154)	(4,908,793)		¥ 3,211,419
Balance, Ending (Shares) at Dec. 31, 2023	5,621,490,964							5,621,490,964
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT)
Net (loss)/income						(268,043)		¥ (268,043)
Foreign currency translation adjustments					29,918			29,918
Share-based compensation and vesting of share-based awards			108,576					108,576
Exercise of share options			11,257					¥ 11,257
Exercise of share options (Shares)	21,536,830							21,537,574
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost			46,122					¥ 46,122
Issuance of ordinary shares upon Initial Public Offering ("IPO"), net of issuance cost (Shares)	15,925,000
Repurchase of ordinary shares		¥ (40,758)						(40,758)
Appropriation to statutory reserve				290		(290)
Balance, Ending at Dec. 31, 2024	¥ 4	¥ (40,758)	¥ 8,305,304	¥ 6,303	¥ 4,764	¥ (5,177,126)		¥ 3,098,491
Balance, Ending (Shares) at Dec. 31, 2024	5,658,952,794							5,658,952,794